Quarterly Holdings Report
for
Fidelity® Large Cap Stock K6 Fund
July 31, 2025
LCSK6-NPRT1-0925
1.9883968.108
Common Stocks - 93.5%
	Shares	Value ($)
BELGIUM - 0.9%
Health Care - 0.9%
Pharmaceuticals - 0.9%
UCB SA	3,208	697,232
CANADA - 2.0%
Energy - 1.7%
Oil, Gas & Consumable Fuels - 1.7%
Athabasca Oil Corp (b)	25,293	106,970
Imperial Oil Ltd (a)	12,527	1,044,489
MEG Energy Corp	8,800	173,447
		1,324,906
Industrials - 0.3%
Aerospace & Defense - 0.3%
Bombardier Inc Class B (b)	2,600	303,177
TOTAL CANADA		1,628,083
DENMARK - 0.3%
Health Care - 0.3%
Pharmaceuticals - 0.3%
Novo Nordisk A/S Class B ADR	5,790	272,535
FRANCE - 0.6%
Consumer Staples - 0.2%
Beverages - 0.2%
Pernod Ricard SA	1,805	186,129
Industrials - 0.4%
Aerospace & Defense - 0.4%
Airbus SE	1,575	316,662
TOTAL FRANCE		502,791
GERMANY - 1.0%
Information Technology - 1.0%
Software - 1.0%
SAP SE ADR	2,771	794,446
ITALY - 0.1%
Consumer Staples - 0.1%
Beverages - 0.1%
Davide Campari-Milano NV	10,909	75,443
NETHERLANDS - 0.7%
Communication Services - 0.2%
Entertainment - 0.2%
Universal Music Group NV	6,735	193,745
Health Care - 0.2%
Biotechnology - 0.2%
Argenx SE ADR (b)	92	61,670
Merus NV (b)	934	61,869
		123,539
Information Technology - 0.3%
Semiconductors & Semiconductor Equipment - 0.3%
ASML Holding NV depository receipt	171	118,795
BE Semiconductor Industries NV	1,015	137,956
		256,751
TOTAL NETHERLANDS		574,035
SPAIN - 0.1%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Cellnex Telecom SA (c)(d)	2,608	92,264
SWITZERLAND - 0.0%
Health Care - 0.0%
Pharmaceuticals - 0.0%
Galderma Group AG	195	30,609
TAIWAN - 0.5%
Information Technology - 0.5%
Semiconductors & Semiconductor Equipment - 0.5%
Taiwan Semiconductor Manufacturing Co Ltd ADR	1,633	394,565
UNITED KINGDOM - 0.8%
Consumer Staples - 0.5%
Beverages - 0.2%
Diageo PLC ADR	1,685	165,046
Tobacco - 0.3%
British American Tobacco PLC ADR	3,369	180,848
TOTAL CONSUMER STAPLES		345,894

Financials - 0.0%
Capital Markets - 0.0%
3i Group PLC	521	28,469
Industrials - 0.3%
Aerospace & Defense - 0.3%
Rolls-Royce Holdings PLC	19,139	271,639
TOTAL UNITED KINGDOM		646,002
UNITED STATES - 85.2%
Communication Services - 9.0%
Entertainment - 0.3%
Walt Disney Co/The	2,492	296,822
Interactive Media & Services - 7.8%
Alphabet Inc Class A	9,393	1,802,517
Alphabet Inc Class C	7,964	1,535,937
Meta Platforms Inc Class A	3,686	2,850,900
Snap Inc Class A (b)	5,864	55,297
		6,244,651
Media - 0.9%
Comcast Corp Class A	21,344	709,261
TOTAL COMMUNICATION SERVICES		7,250,734

Consumer Discretionary - 2.3%
Broadline Retail - 0.5%
Amazon.com Inc (b)	1,585	371,064
Hotels, Restaurants & Leisure - 0.6%
Booking Holdings Inc	47	258,691
Marriott International Inc/MD Class A1	266	70,179
Starbucks Corp	1,469	130,976
		459,846
Household Durables - 0.4%
Somnigroup International Inc	3,765	272,511
Whirlpool Corp (a)	1,101	91,427
		363,938
Specialty Retail - 0.7%
Home Depot Inc/The	45	16,537
Lowe's Cos Inc	2,010	449,376
Restoration Hardware Inc (b)	364	74,846
		540,759
Textiles, Apparel & Luxury Goods - 0.1%
Lululemon Athletica Inc (b)	92	18,449
NIKE Inc Class B	1,551	115,844
		134,293
TOTAL CONSUMER DISCRETIONARY		1,869,900

Consumer Staples - 3.5%
Beverages - 1.4%
Brown-Forman Corp Class B	5,639	162,685
Coca-Cola Co/The	6,844	464,639
Keurig Dr Pepper Inc	13,337	435,453
Monster Beverage Corp (b)	329	19,329
		1,082,106
Consumer Staples Distribution & Retail - 0.9%
Performance Food Group Co (b)	1,140	114,456
Sysco Corp	2,063	164,215
Target Corp	2,528	254,064
US Foods Holding Corp (b)	1,338	111,496
Walmart Inc	684	67,018
		711,249
Food Products - 0.0%
Lamb Weston Holdings Inc	114	6,506
Household Products - 0.0%
Procter & Gamble Co/The	200	30,094
Personal Care Products - 0.7%
Estee Lauder Cos Inc/The Class A	1,855	173,146
Kenvue Inc	19,794	424,383
		597,529
Tobacco - 0.5%
Philip Morris International Inc	2,521	413,570
TOTAL CONSUMER STAPLES		2,841,054

Energy - 6.6%
Energy Equipment & Services - 0.1%
Tidewater Inc (a)(b)	1,042	52,110
Oil, Gas & Consumable Fuels - 6.5%
ConocoPhillips	2,700	257,418
Exxon Mobil Corp	29,589	3,303,317
Shell PLC ADR	22,977	1,659,169
		5,219,904
TOTAL ENERGY		5,272,014

Financials - 14.6%
Banks - 10.0%
Bank of America Corp	48,709	2,302,474
JPMorgan Chase & Co	794	235,215
M&T Bank Corp	1,582	298,523
PNC Financial Services Group Inc/The	3,201	609,054
Truist Financial Corp	2,387	104,336
US Bancorp	9,451	424,917
Wells Fargo & Co	50,058	4,036,177
		8,010,696
Capital Markets - 2.0%
Charles Schwab Corp/The	1,403	137,115
KKR & Co Inc Class A	4,089	599,366
Moody's Corp	179	92,316
Morgan Stanley	683	97,300
MSCI Inc	15	8,420
Northern Trust Corp	4,623	600,990
Raymond James Financial Inc	518	86,573
		1,622,080
Financial Services - 1.9%
Apollo Global Management Inc	512	74,404
Corpay Inc (b)	208	67,194
Global Payments Inc	431	34,458
Mastercard Inc Class A	393	222,623
PayPal Holdings Inc (b)	891	61,265
Visa Inc Class A	3,022	1,044,011
		1,503,955
Insurance - 0.7%
Arthur J Gallagher & Co	621	178,382
Brown & Brown Inc	3,000	274,110
Chubb Ltd	289	76,886
		529,378
TOTAL FINANCIALS		11,666,109

Health Care - 7.7%
Biotechnology - 0.5%
Alnylam Pharmaceuticals Inc (b)	416	163,172
Exact Sciences Corp (b)	3,736	175,405
Gilead Sciences Inc	416	46,713
Vaxcyte Inc (b)	1,513	51,366
		436,656
Health Care Equipment & Supplies - 1.4%
Abbott Laboratories	1,107	139,692
Baxter International Inc	6,200	134,912
Becton Dickinson & Co	345	61,496
Boston Scientific Corp (b)	6,812	714,716
Masimo Corp (b)	313	48,136
Solventum Corp (b)	842	60,085
		1,159,037
Health Care Providers & Services - 2.8%
Cardinal Health Inc	1,854	287,777
Cigna Group/The	1,441	385,295
Humana Inc	1,248	311,838
McKesson Corp	576	399,479
UnitedHealth Group Inc	3,300	823,548
		2,207,937
Life Sciences Tools & Services - 0.8%
Bruker Corp	3,488	134,044
Danaher Corp	1,101	217,073
Thermo Fisher Scientific Inc	591	276,399
		627,516
Pharmaceuticals - 2.2%
Eli Lilly & Co	397	293,808
GSK PLC ADR	17,747	659,301
Haleon PLC ADR	51,538	486,003
Johnson & Johnson	1,299	213,997
Merck & Co Inc	1,557	121,633
		1,774,742
TOTAL HEALTH CARE		6,205,888

Industrials - 18.0%
Aerospace & Defense - 10.6%
Boeing Co (b)	16,281	3,611,777
GE Aerospace (e)	14,023	3,801,355
General Dynamics Corp	732	228,099
Howmet Aerospace Inc	461	82,874
Huntington Ingalls Industries Inc	902	251,532
RTX Corp	209	32,931
Spirit AeroSystems Holdings Inc Class A (b)	11,710	461,374
		8,469,942
Air Freight & Logistics - 0.9%
United Parcel Service Inc Class B	8,220	708,235
Building Products - 0.2%
A O Smith Corp	1,400	99,106
AAON Inc	300	25,050
		124,156
Commercial Services & Supplies - 0.1%
GFL Environmental Inc Subordinate Voting Shares	1,369	68,944
Veralto Corp	348	36,481
		105,425
Construction & Engineering - 0.0%
Centuri Holdings Inc (b)	1,655	36,079
EMCOR Group Inc	3	1,882
		37,961
Electrical Equipment - 5.1%
Emerson Electric Co	300	43,653
GE Vernova Inc (e)	5,257	3,471,145
Hubbell Inc	269	117,682
Vertiv Holdings Co Class A	3,009	438,110
		4,070,590
Ground Transportation - 0.2%
Knight-Swift Transportation Holdings Inc	3,057	129,923
Machinery - 0.9%
Allison Transmission Holdings Inc	936	84,306
Cummins Inc	226	83,082
Deere & Co	187	98,057
Donaldson Co Inc	984	70,818
Nordson Corp	348	74,545
Otis Worldwide Corp	1,221	104,627
Stanley Black & Decker Inc	307	20,769
Toro Co/The	206	15,296
Westinghouse Air Brake Technologies Corp	912	175,150
		726,650
Trading Companies & Distributors - 0.0%
Watsco Inc	73	32,914
TOTAL INDUSTRIALS		14,405,796

Information Technology - 21.2%
IT Services - 0.0%
EPAM Systems Inc (b)	129	20,345
Semiconductors & Semiconductor Equipment - 11.3%
Applied Materials Inc	715	128,743
Broadcom Inc	6,247	1,834,744
First Solar Inc (b)	878	153,413
Lam Research Corp	1,388	131,638
Marvell Technology Inc	6,056	486,721
Micron Technology Inc	3,002	327,638
NVIDIA Corp	33,388	5,938,724
Teradyne Inc	418	44,905
		9,046,526
Software - 7.8%
Adobe Inc (b)	1,164	416,351
Autodesk Inc (b)	758	229,757
Intuit Inc	178	139,753
Microsoft Corp	10,204	5,443,835
		6,229,696
Technology Hardware, Storage & Peripherals - 2.1%
Apple Inc	8,263	1,715,151
TOTAL INFORMATION TECHNOLOGY		17,011,718

Materials - 0.6%
Chemicals - 0.6%
Air Products and Chemicals Inc	370	106,516
Mosaic Co/The	8,965	322,830
Sherwin-Williams Co/The	57	18,859
		448,205
Real Estate - 0.7%
Industrial REITs - 0.1%
Terreno Realty Corp	828	45,945
Residential REITs - 0.1%
Sun Communities Inc	802	99,472
Specialized REITs - 0.5%
American Tower Corp	889	185,259
Crown Castle Inc	1,850	194,417
Equinix Inc	14	10,992
		390,668
TOTAL REAL ESTATE		536,085

Utilities - 1.0%
Electric Utilities - 0.8%
Duke Energy Corp	213	25,909
Edison International	520	27,102
Entergy Corp	582	52,630
PG&E Corp	1,658	23,245
Southern Co/The	5,195	490,825
		619,711
Independent Power and Renewable Electricity Producers - 0.1%
Vistra Corp	338	70,486
Multi-Utilities - 0.1%
Sempra	922	75,309
TOTAL UTILITIES		765,506

TOTAL UNITED STATES		68,273,009
ZAMBIA - 1.3%
Materials - 1.3%
Metals & Mining - 1.3%
First Quantum Minerals Ltd (b)	59,836	1,005,760
TOTAL COMMON STOCKS (Cost $45,100,743)		74,986,774

Money Market Funds - 9.6%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (f)	4.33	6,666,828	6,668,162
Fidelity Securities Lending Cash Central Fund (f)(g)	4.33	989,401	989,500
TOTAL MONEY MARKET FUNDS (Cost $7,657,662)			7,657,662

TOTAL INVESTMENT IN SECURITIES - 103.1% (Cost $52,758,405)	82,644,436
NET OTHER ASSETS (LIABILITIES) - (3.1)%	(2,471,978)
NET ASSETS - 100.0%	80,172,458

Written Options
	Counterparty	Number of Contracts	Notional Amount ($)	Exercise Price ($)	Expiration Date	Value ($)
Call Options
GE Aerospace	Chicago Board Options Exchange	3	81,324	300.00	09/19/25	(767)
GE Vernova Inc	Chicago Board Options Exchange	2	132,058	740.00	09/19/25	(3,180)

						(3,947)
TOTAL WRITTEN OPTIONS						(3,947)

Legend

(a)	Security or a portion of the security is on loan at period end.
(b)	Non-income producing.
(c)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $92,264 or 0.1% of net assets.

(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $92,264 or 0.1% of net assets.

(e)	Security or a portion of the security is pledged as collateral for options written. At period end, the value of securities pledged amounted to $213,382.
(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(g)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	640,120	11,920,403	5,892,361	35,554	-	-	6,668,162	6,666,828	0.0%
Fidelity Securities Lending Cash Central Fund	93,425	2,168,558	1,272,483	440	-	-	989,500	989,401	0.0%
Total	733,545	14,088,961	7,164,844	35,994	-	-	7,657,662

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Exchange-traded options are valued using the last sale price or, in the absence of a sale, the last offering price and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Options: Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date.

The Fund used exchange-traded options to manage its exposure to the stock market.

Open options at period end are presented in the Schedule of Investments under the captions "Purchased Options," "Purchased Swaptions," "Written Options" and "Written Swaptions." Writing puts and buying calls tend to increase exposure to the underlying instrument while buying puts and writing calls tend to decrease exposure to the underlying instrument. For purchased options, risk of loss is limited to the premium paid, and for written options, risk of loss is the change in value in excess of the premium received.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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